MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 29, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated Automated Cash Management Trust

Cash II Shares

Class R Shares

Service Shares

Federated Automated Government Cash Reserves

Service Shares

Federated California Municipal Cash Trust

Capital Shares

Cash II Shares

Cash Series Shares

Institutional Shares

Service Shares

Federated Capital Reserves Fund

Federated Connecticut Municipal Cash Trust

Cash Series Shares

Service Shares

Federated Florida Municipal Cash Trust

Cash II Shares

Cash Series Shares

Institutional Shares

Federated Georgia Municipal Cash Trust

Federated Government Obligations Fund

Capital Shares

Institutional Shares

Service Shares

Premier Shares

Trust Shares

Federated Government Obligations Tax-Managed Fund

Institutional Shares

Service Shares

Federated Government Reserves Fund

Federated Liberty U.S. Government Money Market Trust

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Federated Massachusetts Municipal Cash Trust

Cash Series Shares

Service Shares

Federated Master Trust

Federated Michigan Municipal Cash Trust

Institutional Shares

Service Shares

Federated Minnesota Municipal Cash Trust

Cash Series Shares

Institutional Shares

Federated Money Market Management

Capital Shares

Eagle Shares

Institutional Shares

Service Shares

Federated Municipal Obligations Fund

Capital Shares

Institutional Shares

Service Shares

Federated Municipal Trust

Federated New Jersey Municipal Cash Trust

Cash Series Shares

Institutional Shares

Services Shares

Federated New York Municipal Cash Trust

Cash II Shares

Cash Series Shares

Institutional Shares

Service Shares

Federated North Carolina Municipal Cash Trust

Federated Ohio Municipal Cash Trust

Cash II Shares

Institutional Shares

Service Shares

Federated Pennsylvania Municipal Cash Trust

Cash Series Shares

Institutional Shares

Service Shares

Federated Prime Cash Obligations Fund

Capital Shares

Institutional Shares

Service Shares

Federated Prime Obligations Fund

Automated Shares

Capital Shares

Institutional Shares

Service Shares

Trust Shares

Federated Prime Value Obligations Fund

Capital Shares

Institutional Shares

Service Shares

Federated Tax-Free Obligations Fund

Institutional Shares

Service Shares

Federated Tax-Free Trust

Federated Treasury Obligations Fund

Automated Shares

Capital Shares

Institutional Shares

Service Shares

Trust Shares

Federated Trust for U.S. Treasury Obligations

Federated U.S. Treasury Cash Reserves

Institutional Shares

Service Shares

Federated Virginia Municipal Cash Trust

Cash Series Shares

Institutional Shares

Service Shares

Tax-Free Money Market Fund

Investment Shares

Service Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Enclosed are the preliminary Proxy Statement and form of proxy for the above-referenced Trust. Definitive copies of these proxy materials are expected to be released to shareholders on or about June 19, 2015.

The purpose of this meeting is to elect certain Trustees of the Trust and to modernize and make more efficient the Trust’s Declaration of Trust.

If the Trust is not alerted by the staff of the Securities and Exchange Commission (Commission) within ten (10) days of the filing of this Proxy Statement concerning comments on the information disclosed in it, the Trust will consider itself free to mail definitive proxy materials to its shareholders without waiting to hear from the staff.

In connection with the review of this filing by the staff of the Commission, the Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8835.

Very truly yours,

/s/ Alice Helscher

Alice Helscher

Senior Paralegal

Enclosures